Financial Instruments and Risk Management - Schedule of Contractual Maturities of its Financial Liabilities (Details) - CAD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025
Less than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 176,256	$ 88,432
Risk management contracts		49,466
Lease liabilities and other	[1]	3,209	3,457
Debt	[2]	1,625
Total financial liabilities		230,556	91,889
Greater than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Risk management contracts		4,773
Lease liabilities and other	[1]	6,252	2,787
Debt	[2]	614,003
Total financial liabilities		$ 625,028	$ 2,787

[1]	Amounts represent the expected undiscounted cash payments.
[2]	Amounts represent undiscounted principal only and exclude interest and transaction costs.